Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Preferred Securities & Income Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001484750
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A